UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 121 MOUNT VERNON STREET
         BOSTON, MA 02108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    July 27, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      	0

Form 13F Information Table Entry Total:      	80


Form 13F Information Table Entry Total:       	$289,562



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				Com		88579y101	 338 	 3,770 		SH		Sole	 		 3,770
ABBOTT LABS			Com		002824100	 4,404 	 68,314		SH		Sole	 		 68,314
ACCENTURE PLC CL A		Com		g1151c101	 6,100 	 101,516 	SH		Sole			 101,516
AIR PRODUCTS & CHEMICALS INC	Com		009158106	 452 	 5,595 		SH		Sole			 5,595
ANHEUSER-BUSCH INBEV SPONS ADR	Com		03524A108	 4,908 	 61,616		SH		Sole			 61,616
APPLE				Com		037833100	 9,850	 16,866		SH		Sole			 16,866
ARIBA				Com		04033V203	 6,422	 143,481	SH		Sole			 143,481
AT&T INC			Com		00206r102	 7,321 	 205,302 	SH		Sole			 205,302
AUTOMATIC DATA PROCESSING INC	Com		053015103	 569	 10,231 	SH		Sole			 10,231
AUTOMATIC DATA PROCESSING INC	Com		053015103	 6 	 100		SH		Defined			 100
BANK OF NOVA SCOTIA HALIFAX	Com		064149107	 310 	 6,000 		SH		Sole			 6,000
BECTON DICKINSON		Com		075887109	 634 	 8,488	 	SH		Sole			 8,488
BIOGEN IDEC INC			Com		09062x103	 677 	 4,692 		SH		Sole			 4,692
BOEING CO			Com		097023105	 297 	 4,000 		SH		Sole			 4,000
BRISTOL MYERS SQUIBB CO		Com		110122108	 728 	 20,241 	SH		Sole			 20,241
CANADIAN NATIONAL RAILWAY CO	Com		136375102	 203 	 2,400 		SH		Sole			 2,400
CENOVUS ENERGY INC		Com		15135u109	 273 	 8,575 		SH		Sole			 8,575
CHEVRON CORPORATION		Com		166764100	 1,105 	 10,471 	SH		Sole	 		 10,471
CHEVRON CORPORATION		Com		166764100	 85 	 810		SH		Defined	 		 810
CISCO SYSTEMS INC		Com		17275r102	 3,775 	 219,840 	SH		Sole			 219,840
CITRIX SYSTEMS INC		Com		177376100	 4,751	 56,739 	SH		Sole	 		 56,739
COCA COLA CO			Com		191216100	 10,994	 140,609 	SH		Sole			 140,609
COGNIZANT TECHNOLOGY SOLUTIONS  Com		192446102	 3,161 	 52,679 	SH		Sole			 52,679
COLGATE PALMOLIVE CO		Com		194162103	 227	 2,185	 	SH		Sole			 2,185
COOPER INDUSTRIES PLC		Com		g24140108	 4,995 	 73,257 	SH		Sole			 73,257
DISNEY WALT CO NEW		Com		254687106	 4,371 	 90,116 	SH		Sole			 90,116
DOW CHEMICAL COMPANY		Com		260543103	 345 	 10,937 	SH		Sole			 10,937
DU PONT E I DE NEMOURS & CO	Com		263534109	 353	 6,987 		SH		Sole			 6,987
EDWARDS LIFESCIENCES CORP	Com		28176e108	 325 	 3,145 		SH		Sole			 3,145
EMERSON ELEC CO			Com		291011104	 3,692 	 79,268 	SH		Sole			 79,268
EXXONMOBIL CORP			Com		30231g102	 22,036  257,518 	SH		Sole			 257,518
EXXONMOBIL CORP			Com		30231g102	 68 	 800		SH		Defined			 800
FLAMEL TECHNOLOGIES SA SPONS A  Com		338488109	 48 	 11,000 	SH		Sole			 11,000
FOMENTO ECON MEXICANO SPONS ADR Com		344419106	 4,771 	 53,462 	SH		Sole			 53,462
FREEPORT-MCMORAN COPPER AND GLD Com		35671d857	 1,807 	 53,029 	SH		Sole			 53,029
GENERAL ELECTRIC CORP		Com		369604103	 1,743 	 83,631 	SH		Sole			 83,631
GENERAL ELECTRIC CORP		Com		369604103	 20	 970		SH		Defined			 970
GENUINE PARTS CO		Com		372460105	 5,002 	 83,022 	SH		Sole			 83,022
HEINZ H J CO			Com		423074103	 500	 9,190		SH		Sole			 9,190
HEXCEL CORP			Com		428291108	 4,855 	 188,243 	SH		Sole			 188,243
INTEL CORP			Com		458140100	 1,152 	 43,230		SH		Sole			 43,230
INTL BUSINESS MACHINES CORP	Com		459200101	 9,289 	 47,496		SH		Sole			 47,496
ISHARES KLD 400 SOC SM IND F	Com		464288570	 485	 9,827 		SH		Sole			 9,827
ISHARES MSCI EMERGING MKT IN	Com		464287234	 5,016 	 128,182 	SH		Sole			 128,182
ISHARES MSCI PACIFIC EX-JAPAN 	Com		464286665	 4,860 	 119,255 	SH		Sole			 119,255
ISHARES S&P 1500 INDEX FUND	Com		464287150	 3,169 	 51,297		SH		Sole			 51,297
ISHARES S&P 400 MIDCAP FUND	Com		464287507	 231 	 2,448  	SH		Sole			 2,448
ISHARES S&P SMALLCAP 600	Com		464287804	 4,587 	 62,606 	SH		Sole			 62,606
JARDINE MATHESON UNSPONS ADR	Com		471115402	 345	 7,015 		SH		Sole			 7,015
JOHNSON & JOHNSON		Com		478160104	 12,088  178,924	SH		Sole	 		 178,924
MCDONALDS CORP			Com		580135101	 404 	 4,565 		SH		Sole	 		 4,565
MERCK & CO INC			Com		58933Y105	 7,031 	 168,417	SH		Sole	 		 168,417
MICROSOFT CORP			Com		594918104	 8,436 	 275,762 	SH		Sole	    		 275,762
NESTLE SA SPONS ADR		Com		641069406	 5,059 	 84,689 	SH		Sole	 		 84,689
NEXTERA ENERGY INC		Com		65339f101	 7,887 	 114,618 	SH		Sole			 114,618
PEPSICO INC			Com		713448108	 7,981 	 112,943 	SH		Sole			 112,943
PEPSICO INC			Com		713448108	 7	 100		SH		Defined			 100
PFIZER INC			Com		717081103	 5,014 	 218,017	SH		Sole			 218,017
PFIZER INC			Com		717081103	 46	 1,992		SH		Defined			 1,992
PNC FINANCIAL SERVICES GROUP	Com		693475105	 6,743	 110,343 	SH		Sole			 110,343
PPG INDUSTRIES INC		Com		693506107	 318 	 3,000 		SH		Sole	 		 3,000
PRAXAIR INC			Com		74005p104	 6,174 	 56,786 	SH		Sole			 56,786
PROCTER & GAMBLE CO		Com		742718109	 21,190  345,967 	SH		Sole			 345,967
RENAISSANCE RE HOLDINGS LTD	Com		g7496g103	 2,413	 31,572		SH		Sole			 31,572
ROYAL BANK OF CANADA		Com		780087102	 287	 5,600 		SH		Sole			 5,600
SCHLUMBERGER LTD		Com		806857108	 5,237 	 80,682 	SH		Sole			 80,682
STATE STREET CORP		Com		857477103	 376 	 8,416	 	SH		Sole			 8,416
STRYKER CORPORATION		Com		863667101	 315 	 5,720		SH		Sole			 5,720
TJX COS INC			Com		872540109	 276 	 6,430	 	SH		Sole			 6,430
TRAVELERS COMPANIES INC		Com		89417e109	 5,155 	 80,751 	SH		Sole			 80,751
UNION PAC CORP			Com		907818108	 5,270 	 44,172 	SH		Sole			 44,172
UNITED TECHNOLOGIES CORP	Com		913017109	 1,325 	 17,544 	SH		Sole			 17,544
US BANCORP NEW			Com		902973304	 6,725 	 209,107	SH		Sole			 209,107
VALIDUS HOLDINGS LTD		Com		G9319h102	 2,442	 76,245 	SH		Sole			 76,245
VANGUARD DIVIDEND APPREC ETF	Com		921908844	 2,497	 44,046 	SH		Sole			 44,046
VERIZON COMMUNICATIONS		Com		92343v104	 7,507	 168,928 	SH		Sole			 168,928
WASTE MANAGEMENT INC		Com		94106l109	 4,140 	 123,961 	SH		Sole			 123,961
WELLS FARGO & CO		Com		949746101	 349 	 10,425		SH		Sole			 10,425
WEYERHAEUSER CO			Com		962166104	 420 	 18,781 	SH		Sole			 18,781
YUM BRANDS INC			Com		988498101	 4,792 	 74,392 	SH		Sole			 74,392

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